Other short-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ACCRUED LIABILITIES [Abstract]
Matching loans from related parties	$ 378,678	$ 184,239
Customer deposits	3,045	4,509
Advance from government grants	0	1,694
Others	5,814	7,723
Total	$ 387,537	$ 198,165